Summary of Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
2023 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, Balance	4
Weighted Average Exercise Price, Balance	$ 18.00
Number of Units Outstanding, Granted	34
Weighted Average Grant Date Fair Value, Granted	$ 3.04
Number of Units Outstanding, Vested
Weighted Average Grant Date Fair Value, Vested
Number of Warrants, Balance	38	4
Weighted Average Exercise Price, Balance	$ 4.61	$ 18.00
Number of Units Outstanding, Vested and unreleased	38
Weighted Average Grant Date Fair Value, Vested and unreleased	$ 4.61
Number of Units Outstanding	38
Weighted Average Grant Date Fair Value, Outstanding	$ 4.61
2019 Plan and 2023 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, Balance
Weighted Average Exercise Price, Balance
Number of Units Outstanding, Granted		4
Weighted Average Grant Date Fair Value, Granted		$ 18.00
Number of Units Outstanding, Vested		(4)
Weighted Average Grant Date Fair Value, Vested		$ 18.00
Number of Warrants, Balance
Weighted Average Exercise Price, Balance
Number of Units Outstanding, Vested and unreleased		4
Weighted Average Grant Date Fair Value, Vested and unreleased		$ 18.00
Number of Units Outstanding		4
Weighted Average Grant Date Fair Value, Outstanding		$ 18.00